ACCOUNTS PAYABLE AND OTHER LIABILITIES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes payables	$ 733	$ 633